UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
                                               -------

This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      3G Capital Partners Ltd
Address:   c/o 3G Capital Inc.
           800 Third Avenue, 31st Floor
           New York, NY 10022


Form 13F File Number: 028-12896
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernardo Piquet
Title:  Director
Phone:  (212) 893-6727

Signature,  Place,  and  Date  of  Signing:

 /s/ Bernardo Piquet             New York, New York     February 14, 2011
-----------------------------  ----------------------  -------------------
      [Signature]                   [City, State]            [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:       $ 850,266
                                              ----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  Form 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMDOCS LTD                   ORD              G02602103   23,429    852,910 SH       SOLE                   852,910
CITIGROUP INC                COM              172967101   99,177 20,967,623 SH       SOLE                20,967,623
CITIGROUP INC                COM              172967101   52,030 11,000,000 SH  CALL SOLE                11,000,000
COCA COLA ENTERPRISES INC NE COM              19122T109   42,988  1,717,463 SH       SOLE                 1,717,463
GAP INC DEL                  COM              364760108   34,362  1,552,015 SH       SOLE                 1,552,015
GENERAL MTRS CO              COM              37045V100   90,096  2,444,271 SH       SOLE                 2,444,271
HEWLETT PACKARD CO           COM              428236103   54,559  1,295,929 SH       SOLE                 1,295,929
ING GROEP N V                SPONSORED ADR    456837103      196     20,067 SH       SOLE                    20,067
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106   37,189  1,548,886 SH       SOLE                 1,548,886
LEXMARK INTL NEW             CL A             529771107    9,418    270,485 SH       SOLE                   270,485
MICROSOFT CORP               COM              594918104   49,459  1,772,074 SH       SOLE                 1,772,074
MOLSON COORS BREWING CO      CL B             60871R209   55,792  1,111,624 SH       SOLE                 1,111,624
PEPSICO INC                  COM              713448108   32,665    500,000 SH       SOLE                   500,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103  255,273  2,030,000 SH  PUT  SOLE                 2,030,000
TUPPERWARE BRANDS CORP       COM              899896104   13,633    285,988 SH       SOLE                   285,988